Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial assets:
Current derivative assets	$ 4,480
Non-current derivative assets	11,019	$ 1,015
Financial liabilities:
Current derivative liabilities	624	6,754
Non-current derivative liabilities		4,260
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	88,474	62,293
Financial liabilities:
Long-term debt, current and non-current	988,458	974,596
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	4,480
Non-current derivative assets	11,019	1,015
Financial liabilities:
Current derivative liabilities	210	6,754
Non-current derivative liabilities		4,260
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	414
Non-current derivative liabilities	414
Fair Value [Member]
Financial assets:
Cash and cash equivalents	88,474	62,293
Financial liabilities:
Long-term debt, current and non-current	988,458	974,596
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	4,480
Non-current derivative assets	11,019	1,015
Financial liabilities:
Current derivative liabilities	210	6,754
Non-current derivative liabilities		$ 4,260
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	$ 414